ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 39.2%
	ASSET MANAGEMENT - 0.2%
7,744	Star Holdings(a)	$ 116,005

	MORTGAGE FINANCE - 3.9%
181,492	Dynex Capital, Inc. (h)	2,272,280

	MORTGAGE REITS - 23.5%
208,879	AG Mortgage Investment Trust, Inc. (h)	1,326,382
84,646	AGNC Investment Corporation (h)	830,377
221,602	Ellington Financial, Inc. (h)	2,816,561
142,725	MFA Financial, Inc. (h)	1,608,511
200,963	New York Mortgage Trust, Inc. (h)	1,714,214
146,593	Redwood Trust, Inc. (h)	1,086,254
400,966	Rithm Capital Corporation (h)	4,282,317
		13,664,616
	MULTI ASSET CLASS REIT - 0.5%
11,972	Safehold, Inc. (h)	280,145

	RESIDENTIAL REIT - 2.5%
20,611	Equity LifeStyle Properties, Inc. (h)	1,453,900

	SPECIALTY FINANCE - 8.6%
42,367	Enact Holdings, Inc.	1,223,983
79,379	MGIC Investment Corporation	1,531,221
21,591	Mr Cooper Group, Inc.(a)	1,406,006
28,195	Ocwen Financial Corporation(a)	867,278
		5,028,488

	TOTAL COMMON STOCKS (Cost $24,051,993)	22,815,434

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares					Fair Value
	PREFERRED STOCKS — 12.9%
	MORTGAGE REITS — 12.9%
19,450	AG Mortgage Investment Trust, Inc. - Series C (d) (h)				$ 422,440
59,964	AGNC Investment Corporation - Series F (d) (h)				1,304,817
10,000	Arbor Realty Trust, Inc. - Series E (h)				176,500
20,000	Arbor Realty Trust, Inc. - Series D (h)				353,000
63,126	Arbor Realty Trust, Inc. - Series F (d) (h)				1,186,769
28,308	Chimera Investment Corporation - Series B (d) (h)				663,256
7,881	Chimera Investment Corporation - Series C (d) (h)				156,832
36,754	Granite Point Mortgage Trust, Inc. - Series A (d) (h)				643,563
22,753	KKR Real Estate Finance Trust, Inc. - Series A (h)				412,967
11,272	MFA Financial, Inc. - Series C (d) (h)				238,966
22,500	New York Mortgage Trust, Inc. - Series F (d) (h)				430,875
37,930	Rithm Capital Corporation - Series D (d) (h)				827,633
9,000	Two Harbors Investment Corporation - Series A (d) (h)				201,510
20,472	Two Harbors Investment Corporation - Series C (d) (h)				457,549
	TOTAL PREFERRED STOCKS (Cost $8,850,107)				7,476,677

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 5.9%
	CLO — 0.7%
300,000	Arbor Realty Commercial Real Estate Notes 2022-FL2 Series FL2 E(b),(c)	TSFR1M + 5.000%	10.3620	05/15/37	290,450
100,000	TRTX 2021-FL4 Issuer Ltd. Series FL4 AS(b),(c)	TSFR1M + 1.514%	6.8760	03/15/38	97,479
					387,929
	COLLATERALIZED MORTGAGE OBLIGATIONS — 2.0%
39,900	Adjustable Rate Mortgage Trust 2007-1 Series 2007-1 1A1(d)		5.4090	03/25/37	33,097
175	Alternative Loan Trust 2003-J2 Series 2003-J2 B2(g)		6.0000	10/25/33	29
505,626	Alternative Loan Trust 2005-11CB Series 2005-11CB 3A2(c)	US0001M + 0.500%	5.5000	06/25/35	370,517
231,169	Alternative Loan Trust 2005-J6 Series 2005-J6 1A5(c)	US0001M + 0.500%	5.5000	07/25/35	184,781
433,948	Impac CMB Trust Series 2005-2 Series 2005-2 1M2(c)	US0001M + 0.735%	6.2050	04/25/35	396,517
218,693	Washington Mutual Mortgage Pass-Through Series 2007-HY1 A2A(c)	US0001M + 0.160%	5.7900	02/25/37	166,583
					1,151,524
	HOME EQUITY — 0.3%
197,436	Terwin Mortgage Trust 2004-7HE Series 7HE A3(b),(c)	US0001M + 1.400%	6.8700	07/25/34	186,267

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 5.9% (Continued)
	NON AGENCY CMBS — 2.4% (Continued)
175,000	Citigroup Commercial Mortgage Trust 2016-C3 Series C3 C(d)		4.0620	11/15/49	$ 133,336
100,000	COMM 2013-CCRE6 Mortgage Trust Series 2013-CR6 F(b),(d)		3.8590	03/10/46	45,579
10,000	COMM 2015-DC1 Mortgage Trust Series 2015-DC1 C(d)		4.2970	02/10/48	7,970
81,000	COMM 2015-LC19 Mortgage Trust Series 2015-LC19 D(b)		2.8670	02/10/48	68,525
33,371	CSAIL 2016-C5 Commercial Mortgage Trust Series 2016-C5 C(d)		4.6430	11/15/48	30,730
100,000	CSAIL 2016-C6 Commercial Mortgage Trust Series C6 B(d)		3.9240	01/15/49	86,915
2,912,569	GS Mortgage Securities Trust 2014-GC26 Series GC26 XA(d),(e)		0.9890	11/10/47	13,360
55,055	JP Morgan Chase Commercial Mortgage Securities		3.2160	04/15/46	50,764
60,000	JP Morgan Chase Commercial Mortgage Securities Series LC11 B		3.4990	04/15/46	50,339
45,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C30 B(d)		4.2290	07/15/48	38,936
10,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 C(d)		4.1340	10/15/48	9,229
15,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 C(d)		7.4320	10/15/46	14,094
17,233	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24 C(d)		4.3230	05/15/48	15,125
1,889,541	SG Commercial Mortgage Securities Trust 2016-C5 Series C5 XA(d),(e)		1.8590	10/10/48	59,128
220,000	UBS Commercial Mortgage Trust 2018-C13 Series C13 B(d)		4.7860	10/15/51	193,476
75,000	Wells Fargo Commercial Mortgage Trust 2014-LC16 Series LC16 B		4.3220	08/15/50	59,329
25,000	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 B(d)		4.1390	02/15/48	21,483
75,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1 Series 2015-NXS1 D(d)		4.1400	05/15/48	64,537
100,000	Wells Fargo Commercial Mortgage Trust 2016-NXS6 Series 2016-NXS6 B		3.8110	11/15/49	90,132
160,000	WFRBS Commercial Mortgage Trust 2013-C15 Series 2013-C15 C(d)		4.2040	08/15/46	118,843
270,000	WFRBS Commercial Mortgage Trust 2013-C15 Series 2013-C15 B(d)		4.2040	08/15/46	222,371
15,000	WFRBS Commercial Mortgage Trust 2014-C24 Series 2014-C24 B(d)		4.2040	11/15/47	13,140
					1,407,341
	RESIDENTIAL MORTGAGE — 0.5%
495,619	Ellington Loan Acquisition Trust 2007-2 Series 2007-2 M2B(b),(c)	US0001M + 1.700%	7.1700	05/25/37	280,802

	TOTAL ASSET BACKED SECURITIES (Cost $3,714,880)				3,413,863

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 1.7%
	CMBS — 1.7%
1,000,000	Freddie Mac Multifamily Structured Pass Through Series K126 X3(d),(e)	2.7200	01/25/49	$ 145,375
1,932,097	Government National Mortgage Association(d),(e)	0.7260	03/16/58	59,153
4,705,103	Government National Mortgage Association Series 2017-171 IO(d),(e)	0.6530	09/16/59	166,573
2,443,559	Government National Mortgage Association Series 110 IO(d),(e)	0.6040	01/16/60	105,672
6,153,706	Government National Mortgage Association Series 161 IB(d),(e)	0.5220	08/16/60	240,105
1,257,679	Government National Mortgage Association Series 2019-81 IO(d),(e)	0.8840	02/16/61	67,778
3,681,826	Government National Mortgage Association Series 34 IO(d),(e)	0.7220	03/16/61	183,180
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,103,511)			967,836

	CONVERTIBLE BONDS — 13.7%
	ASSET MANAGEMENT — 3.7%
2,284,000	RWT Holdings, Inc.	5.7500	10/01/25	2,145,533

	SPECIALTY FINANCE — 10.0%
1,965,000	PennyMac Corporation	5.5000	11/01/24	1,918,331
500,000	Redwood Trust, Inc.	7.7500	06/15/27	460,938
3,205,000	Two Harbors Investment Corporation	6.2500	01/15/26	2,964,624
500,000	Western Asset Mortgage Capital Corporation	6.7500	09/15/24	487,500
				5,831,393
	TOTAL CONVERTIBLE BONDS (Cost $7,838,175)			7,976,926

	CORPORATE BONDS — 4.1%
	SPECIALTY FINANCE — 4.1%
1,559,000	PHH Mortgage Corporation(b)	7.8750	03/15/26	1,397,868
989,000	Rithm Capital Corporation(b)	6.2500	10/15/25	974,630
	TOTAL CORPORATE BONDS (Cost $2,405,614)			2,372,498

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 2.5%
	AGENCY FIXED RATE — 1.1%
806,736	Fannie Mae Pool BQ4516	2.0000	02/01/51	$ 663,041

	AGENCY MBS OTHER — 1.4%
393,881	Ginnie Mae II Pool MA8867	5.5000	05/20/53	391,090
418,899	Ginnie Mae II Pool MA9007	6.5000	07/20/53	425,754
				816,844
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,493,052)			1,479,885

Shares				Fair Value
	SHORT-TERM INVESTMENT — 18.9%
	MONEY MARKET FUND - 18.9%
10,963,163	First American Treasury Obligations Fund, Class X, 5.28% (Cost $10,963,163)(f)			10,963,163

	TOTAL INVESTMENTS - 98.9% (Cost $60,420,495)			$ 57,466,282
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%			618,843
	NET ASSETS - 100.0%			$ 58,085,125

CLO	- Collateralized Loan Obligation
CMBS	- Commercial Mortgage Backed Securities
LTD	- Limited Company
MBS	- Mortgage Backed Securities
REIT	- Real Estate Investment Trust
H15T5Y	- US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
SOFRRATE	-United States SOFR Secured Overnight Financing Rate
TSFR1M	- Term Secured Overnight Financing Rate (SOFR) 1 month
US0001M	- Intercontinental Exchange London Interbank Offered Rate (ICE LIBOR) USD 1 Month
US0003M	- Intercontinental Exchange London Interbank Offered Rate (ICE LIBOR) USD 3 Month
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023 the total market value of 144A securities is $3,341,600 or 5.8% of net assets.
(c)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Variable rate security; the rate shown represents the rate on December 31, 2023.
(e)	Interest only securities.
(f)	Rate disclosed is the seven day effective yield as of December 31, 2023.
(g)	Illiquid security. Total illiquid securities represents 0.0% of net assets as of December 31, 2023.
(h)	REIT – Real Estate Investment Trust.